SHAP 2018-1, LLC CFMT 2022-HB10 Due Diligence Review

November 10, 2022

Review Results

This document is protected under the copyright laws of the United States and other countries as an unpublished work. This document contains information that is proprietary and confidential to American Mortgage Consultants, Inc. or its technical alliance partners, which shall not be disclosed outside or duplicated, used, or disclosed in whole or in part for any purpose other than to evaluate American Mortgage Consultants, Inc. Any use or disclosure in whole or in part of this information without the express written permission of American Mortgage Consultants, Inc. is prohibited.

© 2022 American Mortgage Consultants, Inc. (Unpublished). All rights reserved.

SHAP 2018-1 LLC, CFMT 2022-HB10 Due Diligence

Summary

AMC Diligence, LLC (“AMC”) reviewed a population of 3,867 Home Equity Conversion Mortgage loans (“HECMs”) owned by SHAP 2018-1, LLC (“Client”). The HECM portfolio is sub-serviced by Compu-Link Corporation, d/b/a Celink (“Celink”) (278 HECMs) and PHH Mortgage Corporation (PHH) (3,589 HECMs). The review included review of data, documentation and images provided by the sub-servicers, validation of key servicing system data, and confirmation of FHA Mortgage Insurance, as of August 31, 2022 (the “Cut-off Date”). Due diligence also included an order of Broker Price Opinions (“BPOs”) to gain insight into market value on a sample of properties. It also included current owner title searches retrieved by AMC. The procedures followed during AMC’s review (the “Review”) and the results of the Review are detailed below.

Initial sample selections were grossed up by 15% from original statistical sample sizes to preserve levels of statistical significance in the event of drops from the securitization population after due diligence commencement. The initial population for securitization was reduced from 3,867 HECMs (the “Initial Securitization Population”) to 1,295 HECMs (the “Final Securitization Population”) after sample selections were made but prior to diligence completion. Reductions of the Initial Securitization Population have altered overall statistical samples because of dropped loans after sampling was completed. AMC has reported the due diligence outcomes for both the Initial Securitization Population and Final Securitization Population in its report.

Procedures

1.	Based upon the Initial Securitization Population, obtain a data tape from SHAP 2018-1, LLC, identify a statistical sample size at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 115% to include a 15% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine:

a.	If the below fields in the sub-servicer’s servicing system of record agree to the data tape.

•	MIP Rate
•	Current UPB
•	Current Interest Rate
•	Loan Status
•	Borrower 1 First Name
•	Borrower 1 Last Name
•	Borrower 1 DOB
•	Borrower 2 First Name
•	Borrower 2 Last Name
•	Borrower 2 DOB
•	Current Life Expectancy Set-Aside Amount
•	Property City
•	Property State
•	Property Zip
•	Property Unit Count
•	Property Type
•	Marketable Title Date (inactive loans only)

MIP Rate

From a sample of 403 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the MIP Rate represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. Following the reduction to the Final Securitization Population, the sample was reduced to 201 HECMs. There were no exceptions noted in the remaining sample population.

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Current UPB

From a sample of 403 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the current UPB represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. Following the reduction to the Final Securitization Population, the sample was reduced to 201 HECMs. There were no exceptions noted in the remaining sample population.

Current Interest Rate

From a sample of 403 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Current Interest Rate represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. Following the reduction to the Final Securitization Population, the sample was reduced to 201 HECMs. There were no exceptions noted in the remaining sample population.

Loan Status

From a sample of 403 HECMs, AMC reviewed the servicing system screen shots or the servicing system and compared the Loan Status represented in the screenshot or servicing system as of the Cut-off Date to the value represented in the data tape. AMC identified five (5) instances where the Loan Status was found to have a variance compared to the data tape. There were no other exceptions noted. Following the reduction to the Final Securitization Population, the sample was reduced to 201 HECMs. From the remaining sample, AMC identified four (4) instances where the Loan Status was found to have a variance compared to the data tape. There were no other exceptions noted in the remaining sample population.

Borrower 1 First Name

From a sample of 403 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Borrower 1 First Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. Following the reduction to the Final Securitization Population, the sample was reduced to 201 HECMs. There were no exceptions noted in the remaining sample population.

Borrower 1 Last Name

From a sample of 403 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Borrower 1 Last Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. AMC identified two (2) instances where the Borrower 1 Last Name was found to have a variance compared to the data tape. There were no other exceptions noted. Following the reduction to the Final Securitization Population, the sample was reduced to 201 HECMs. There were no exceptions noted in the remaining sample population.

Borrower 1 DOB

From a sample of 403 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Borrower 1 Date of Birth (“DOB”) represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. Following the reduction to the Final Securitization Population, the sample was reduced to 201 HECMs. There were no exceptions noted in the remaining sample population.

Borrower 2 First Name

From a sample of 403 HECMs, AMC identified 165 HECMs with a co-borrower. AMC reviewed servicing system screen shots or the servicing system for the 165 HECMs and compared the Borrower 2 First Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. Following the reduction to the Final Securitization Population, the HECM sample with a co-borrower was reduced to 84 HECMs. There were no exceptions noted in the remaining sample population.

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Borrower 2 Last Name

From a sample of 403 HECMs, AMC identified 165 HECMs with a co-borrower. AMC reviewed servicing system screen shots or the servicing system for the 165 HECMs and compared the Borrower 2 Last Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. Following the reduction to the Final Securitization Population, the HECM sample with a co-borrower was reduced to 84 HECMs. There were no exceptions noted in the remaining sample population.

Borrower 2 DOB

From a sample of 403 HECMs, AMC identified 165 HECMs with a co-borrower. AMC reviewed servicing system screen shots or the servicing system for the 165 HECMs and compared the Borrower 2 Date of Birth (“DOB”) represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. Following the reduction to the Final Securitization Population, the HECM sample with a co-borrower was reduced to 84 HECMs. There were no exceptions noted in the remaining sample population.

Current Life Expectancy Set-Aside Amount (LESA)

From a sample of 403 HECMs, AMC identified zero (0) HECMs with a Life Expectancy Set-Aside Amount. Following the reduction to the Final Securitization Population, the sample was reduced to 201 HECMs. There were no exceptions noted in the remaining sample population.

Property City

From a sample of 403 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property City represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. Following the reduction to the Final Securitization Population, the sample was reduced to 201 HECMs. There were no exceptions noted in the remaining sample population.

Property State

From a sample of 403 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property State represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. Following the reduction to the Final Securitization Population, the sample was reduced to 201 HECMs. There were no exceptions noted in the remaining sample population.

Property Zip

From a sample of 403 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property Zip represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. Following the reduction to the Final Securitization Population, the sample was reduced to 201 HECMs. There were no exceptions noted in the remaining sample population.

Property Unit Count

From a sample of 403 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property Unit Count represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. AMC identified four (4) instances where the Property Unit Count was found to have a variance compared to the data tape and seventeen (17) instances where AMC was unable to verify the Property Unit Count in the servicing system of record. There were no other exceptions noted. Following the reduction to the Final Securitization Population, the sample was reduced to 201 HECMs. From the remaining sample, AMC identified three (3) instances where the Property Unit Count was found to have a variance compared to the data tape. There were no other exceptions noted in the remaining sample population.

Property Type

From a sample of 403 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property Type represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions identified. Following the reduction to the Final Securitization Population, the sample was reduced to 201 HECMs. There were no exceptions noted in the remaining sample population.

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Marketable Title Date

From a sample of 403 HECMs, AMC identified fourteen (14) HECMs with marketable title dates. AMC reviewed servicing system screenshots or the servicing system for the fourteen (14) HECMs and compared the marketable title date represented in the screenshot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. Following the reduction to the Final Securitization Population, the sample was reduced to 201 HECMs. From the remaining sample population AMC identified six (6) HECMs with marketable title dates. There were no exceptions noted in the remaining sample population.

b.	If the below fields from the original document of record, HUD’s “HERMIT” system, HUD documents or combination of systems agree with the data tape.

•	Maximum Claim Amount
•	Original Note Rate
•	Margin (for adjustable-rate loans)
•	Index (for adjustable-rate loans)
•	Debenture Interest Rate
•	Closing Date
•	FHA Case Number
•	Called Due Date (inactive loans only)
•	UPB at Called Due Date (inactive loans only)
•	Foreclosure First Legal Date (inactive loans only)

Maximum Claim Amount

From a sample of 403 HECMs, AMC reviewed HERMIT screen shots from the applicable sub-servicer and compared the Max Claim Amount represented in the screen shot to the data tape provided by SHAP 2018-1, LLC. No exceptions were identified. Following the reduction to the Final Securitization Population, the sample was reduced to 201 HECMs. There were no exceptions noted in the remaining sample population.

Original Note Rate

From a sample of 403 HECMs, AMC reviewed the original Note provided by SHAP 2018-1, LLC. AMC compared the Note Rate represented in the Note to the Note Rate on the data tape provided by SHAP 2018-1, LLC. No exceptions were identified. Following the reduction to the Final Securitization Population, the sample was reduced to 201 HECMs. There were no exceptions noted in the remaining sample population.

Margin (for adjustable-rate HECMs)

From a sample of 403 HECMs, AMC identified 321 HECMs with adjustable-rate features. AMC reviewed the Original Note provided by SHAP 2018-1, LLC for the HECMs.  AMC compared the Margin represented in the Note to the Margin represented in the tape data provided by SHAP 2018-1, LLC. No exceptions were identified. Following the reduction to the Final Securitization Population, the sample was reduced to 201 HECMs. From the remaining sample AMC identified 144 HECMs with adjustable-rate features. There were no exceptions noted in the remaining sample population.

Index (for adjustable-rate HECMs)

From a sample of 403 HECMs, AMC identified 321 HECMs with adjustable-rate features. AMC reviewed the Original Note provided by SHAP 2018-1, LLC for the HECMs.  AMC compared the Index represented in the Note to the Index represented in the tape data provided by SHAP 2018-1, LLC. No exceptions were identified. Following the reduction to the Final Securitization Population, the sample was reduced to 201 HECMs. From the remaining sample AMC identified 144 HECMs with adjustable-rate features. There were no exceptions noted in the remaining sample population.

Debenture Interest Rate

From a sample of 403 HECMs, AMC reviewed HERMIT screen shots from the applicable sub-servicer to determine the endorsement date and looked up the corresponding debenture interest rate to Mortgagee Debenture Interest Rates published by HUD. AMC compared the debenture rate to the tape data. No exceptions were identified. Following the reduction to the Final Securitization Population, the sample was reduced to 201 HECMs. There were no exceptions noted in the remaining sample population.

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Closing Date

From a sample of 403 HECMs, AMC reviewed HERMIT screen shots or HUD settlement documents from the applicable sub-servicer to determine the closing date recognized by HUD and compared the date to the tape data. There were no exceptions noted. Following the reduction to the Final Securitization Population, the sample was reduced to 201 HECMs. There were no exceptions noted in the remaining sample population.

FHA Case Number

From a sample of 403 HECMs, AMC reviewed HERMIT screen shots from the applicable sub-servicer and compared the FHA Case Number represented in the screen shot to the data tape provided by SHAP 2018-1, LLC. No exceptions were identified. Following the reduction to the Final Securitization Population, the sample was reduced to 201 HECMs. There were no exceptions noted in the remaining sample population.

Called Due Date

From a sample of 403 HECMs, AMC identified 191 HECMs with a Called Due Date in the data tape. AMC reviewed a screen shot from the HERMIT system or Due and Payable approval letters from HUD’s designee to identify the Called Due Date and compared the dates to the Called Due Date listed in the data tape provided by SHAP 2018-1, LLC. AMC noted three (3) exceptions. All three (3) of the exceptions were due to data discrepancies between the tape data and the screen shot from the HERMIT system or Due and Payable approval letters from HUD’s designee. No other exceptions were noted. Following the reduction to the Final Securitization Population, the sample was reduced to 201 HECMs. AMC identified 74 HECMs with a Called Due Date in the data tape. AMC noted three (3) exceptions in the remaining sample population due to a data discrepancy between the tape data and the screen shot from the HERMIT system or Due and Payable approval letters from HUD’s designee. There were no other exceptions noted in the remaining sample population.

UPB at Called Due Date

From a sample of 403 HECMs, AMC identified 191 HECMs with a UPB at Called Due Date in the data tape.  AMC reviewed a screen of the applicable sub-servicer’s system representing the HECM balance history and compared the UPB at the time of the Called Due Date represented in the servicing system to the value represented in the data tape.  AMC noted five (5) exceptions. Four (4) exceptions were due to data discrepancies between the tape data and the screen shot of the applicable sub-servicer’s system. One (1) exception was due to the absence of documentation to support the review. No other exceptions were noted. Following the reduction to the Final Securitization Population, the sample was reduced to 201 HECMs. AMC identified 74 HECMs with a Called Due Date in the data tape. AMC noted five (5) exceptions in the remaining sample population. Four (4) exceptions were due to data discrepancies between the tape data and the screen shot of the applicable sub-servicer’s system. One (1) exception was due to the absence of documentation to support the review. There were no other exceptions noted in the remaining sample population.

Foreclosure First Legal Date

From a sample of 403 HECMs, AMC identified 131 HECMs with a Foreclosure First Legal Date. AMC reviewed imaged copies of foreclosure complaints, Notices of Default, and other first legal evidence relevant to the foreclosure action for each of those 131 HECMs and compared the Foreclosure First Legal Date found therein to the Foreclosure First Legal Date represented in the data tape. AMC identified three (3) exceptions. All three (3) exceptions were due to the absence of documentation to complete the review. No other exceptions were noted. Following the reduction to the Securitization Population, the sample was reduced to 201 HECMs. AMC identified 49 HECMs with a Foreclosure First Legal Date. AMC identified two (2) exceptions. Both exceptions were due to the absence of documentation to complete the review. There were no other exceptions noted in the remaining sample population.

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2.	Obtain and review FHA reporting from SHAP 2018-1, LLC and determine that all HECMs have FHA insurance coverage.

AMC evaluated FHA coverage on 3,867 assets in the Initial Securitization Population. AMC identified forty (40) HECMs with exceptions. Thirty (30) exceptions were due to the insurance status being verified as terminated. The remaining ten (10) exceptions were due to the absence of documentation to complete the review. Following the reduction to the Final Securitization Population, AMC evaluated FHA coverage on 1,295 assets in the Final Securitization Population. There were no exceptions noted in the remaining population.

3.	Based upon the Initial Securitization Population, obtain a list of HECMs in due and payable status, and select a statistical sample of HECMs at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 115% to include a 15% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine:

a.	If the primary borrower was sixty-two (62) years of age or older at the time of closing based upon documents validating age in the imaging system and provided by SHAP 2018-1, LLC.

From a sample of 403 HECMs in the Initial Securitization Population, AMC reviewed imaged HECM loan files to verify a proof of age was provided by the borrower at origination and was available in the imaged loan file and the borrower was sixty-two (62) years of age or older at the time of closing. AMC identified one hundred twelve (112) exceptions. All one hundred twelve (112) exceptions were due to missing documentation. At SHAP 2018-1, LLC’s request, a social security number search was run by LexisNexis to verify the primary borrower’s birthdate. All one hundred twelve of the HECMs with exceptions identified had dates of birth and loan eligibility subsequently confirmed through the search. Following the reduction to the Final Securitization Population, the sample was reduced to 201 HECMs. From the remaining population AMC identified twenty-eight (28) exceptions. All twenty-eight (28) exceptions were due to missing documentation. All twenty-eight (28) of the HECMs in the remaining population with exceptions had dates of birth and loan eligibility subsequently confirmed through the LexisNexis search.

4.a. Identify HECMs with property valuations twenty-four (24) or more months old. Based upon the Initial Securitization Population, select a statistical sample of HECMs at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 115% to include a 15% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and order Broker Price Opinions. Identify HECMs with property valuations less than twenty-four (24) months old but greater than twelve (12) months old, select an 8% sample, and order Broker Price Opinions.

BPOs for a total of 266 HECMs were ordered for HECMs in the Initial Securitization Population. The results of all the valuations received have been provided to SHAP 2018-1, LLC. BPOs for three (3) HECMs were ordered but not received by the date of this report. Following the reduction to the Final Securitization Population, the sample was reduced to 126 HECMs. BPOs were received for all HECMs in the remaining population. The results of all the valuations received have been provided to SHAP 2018-1, LLC.

Please note that AMC did not review the BPOs in order to ascertain the validity of any values and AMC makes no representations or warranties about the underlying value of the property.

4.b. Based upon the Initial Securitization Population, obtain the most recent valuations report including date of valuation, type, and amount, and select a statistical sample of HECMs at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 115% to include a 15% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine if the value and valuation date in the servicing system match those found in the imaged copy valuation.

AMC selected and reviewed 446 of the most recent appraisals found in the Initial Securitization Population validating the date and amount from the imaged appraisal to the servicing system data. AMC identified ninety-eight (98) unique HECMs with exceptions. Seventy-four (74) variances were due to a date and amount discrepancy. One (1) variance was due to a value discrepancy only. Twenty-two (22) variances were due to a date discrepancy only. One (1) exception was due to missing documentation. No other exceptions were noted. Following the reduction to the Final Securitization Population, the sample was reduced to 196 HECMs. From the remaining population AMC identified thirty-seven (37) unique HECMs with exceptions. Twenty-eight (28) variances were due to a date and amount discrepancy. Nine (9) variances were due to a date discrepancy only. There were no other exceptions noted in the remaining sample population.

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AMC did not review the appraisal in order to ascertain the validity of any values. AMC makes no representations or warranties about the underlying value of the property.

5.	Based upon the Initial Securitization population, obtain a list of loans with corporate advances and all transaction level detail, identify a statistical sample size at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 115% to include a 15% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and:

a.	From such sample, select an individual property preservation transaction for each loan and determine that the transaction has not exceeded a per-event FHA allowance.

AMC identified 332 HECMs within the sample selection with property preservation advances. AMC randomly selected a single property preservation transaction from the 332 HECMs.  AMC tested the sample of loan-level property preservation fee transactions against allowable limits detailed in HUD Mortgagee letters and Appendix 4 of 4001.1: FHA Single Family Housing Handbook through review of servicing advance history, supporting invoices, FHA over-allowable approvals, and additional details provided by SHAP 2018-1, LLC. AMC identified eighteen (18) exceptions. For thirteen (13) of the eighteen (18) exceptions, SHAP 2018-1, LLC was unable to provide over-allowable approvals to support associated advances and for five (5) of the exceptions, SHAP 2018-1, LLC was unable to provide documentation to support the advance. There were no other exceptions noted. Following the reduction to the Final Securitization Population, the sample was reduced to 137 HECMs. From the remaining population AMC identified thirteen (13) exceptions. For ten (10) of the thirteen (13) exceptions, SHAP 2018-1, LLC was unable to provide over-allowable approvals to support associated advances and for the other three (3) exceptions, SHAP 2018-1, LLC was unable to provide documentation to support the advance. There were no other exceptions noted in the remaining sample population.

b.	From such sample, select an individual tax or insurance disbursement, review the invoice or other documentation supporting that disbursement, and verify that the amount and coding of the disbursement is accurately represented in the servicing system.

AMC identified 310 HECMs within the sample selection with a tax or insurance disbursement. AMC randomly selected a single tax or insurance transaction from each of those HECMs, requested relevant invoice support from SHAP 2018-1, LLC and verified that the amount and coding of the disbursement is accurately represented in the servicing system. AMC identified fifteen (15) exceptions. Twelve (12) exceptions were due to no documentation being provided to support the advance and the remaining three (3) exceptions were due to data discrepancies. There were no other exceptions noted. Following the reduction to the Final Securitization Population, the sample was reduced to 136 HECMs. From the remaining population AMC identified four (4) exceptions. Three (3) exceptions were due to data discrepancies and one (1) exception was due to no documentation being provided to support the advance. There were no other exceptions noted in the remaining sample population.

c.	From such sample, select an individual foreclosure, bankruptcy, property preservation, or other non-tax or insurance disbursement, review the invoice or other documentation supporting that disbursement, and verify that the amount and coding of the disbursement is accurately represented in the servicing system.

AMC identified 364 HECMs within the sample selection with a non-tax or insurance disbursement. AMC randomly selected a single disbursement transaction from each of those HECMs, requested relevant invoice support from SHAP 2018-1, LLC and verified that the amount and coding of the disbursement is accurately represented in the servicing system. AMC identified fifteen (15) exceptions. All fifteen (15) exceptions were due to no documentation being provided to support the advance. There were no other exceptions noted. Following the reduction to the Final Securitization Population, the sample was reduced to 156 HECMs. From the remaining population AMC identified four (4) exceptions. All four (4) exceptions were due to no documentation being provided to support the advance. There were no other exceptions noted in the remaining sample population.

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title results

As requested by the Client, either a title review and/or Black Knight lien search was included in AMC’s scope of review on all HECMs in the Initial Securitization Population. 1,234 HECMs received a title review utilizing a current owner’s title search and supporting materials provided by Client. 2,633 loans received a Black Knight Lien Alert report. Following the reduction to the Final Securitization Population, 476 HECMs received a title review utilizing a current owner’s title search and supporting materials provided by Client and 819 loans received a Black Knight Lien Alert report

To facilitate the title review on 1,234 HECMs, the Client provided AMC with identifying data on the Initial Securitization Population. Data provided by the Client, included HECM and servicer identification numbers as well as subject property address, borrower names, origination date, original mortgage loan amount for the subject mortgage and title policies from origination as it relates to the subject mortgage. Using the data provided, AMC ordered a current owner’s title search on these HECMs through a service provider. Upon receipt and review of the current owner’s title search results, AMC identified whether or not the title search report revealed any liens and/or judgments which could affect the seniority of the subject mortgage, including potentially superior post origination liens and/or judgments as well as subject mortgage not of record. For the purposes of identifying potentially superior post-origination homeowners’ association (“HOA”) liens, the Client has vetted and approved for use a list of states prepared by outside counsel for which potentially superior post origination HOA liens may take priority over the subject mortgage. The states identified by the Client to be super lien states are: AL, AK, CO, CT, DC, DE, FL, HI, IL, MA, MD, MN, MO, NV, NH, NJ, OR, PA, RI, TN, VA, VT, WA, and WV. AMC reviewed the title policies for all liens and/or judgments that were recorded before the recordation of the subject mortgage to determine if any identifiable liens and/or judgments were listed as an exception on Schedule B of the applicable title policies.

SUMMARY (1,234 HECMs)

As part of the due diligence services, the Client provided AMC with identifying data on 1,234 HECMs in the Initial Securitization Population.  There were fifty-four (54) HECMs that were determined to have critical findings based on the scope of reviews set forth herein. The results of the review were provided to SHAP 2018-1 for which they confirmed that all fifty-four (54) HECMs are either in an REO status or liquidated. Following the reduction to the Final Securitization Population, 476 HECMs received a title review utilizing a current owner’s title search. There were twenty-five (25) HECMs that were determined to have critical findings based on the scope of reviews set forth herein. The results of the review were provided to SHAP 2018-1 for which they confirmed that the twenty-five (25) HECMs were in either an REO status or liquidated

BLACK KNIGHT SUMMARY (2,633 HECMs)

As part of the due diligence services, the Client provided AMC with identifying data on 2,633 HECMs in the Initial Securitization Population and a Black Knight Lien Alert was obtained for these HECMs.  The title evidence obtained indicated that there were no critical exceptions related to lien position on these 2,633 HECMs. Following the reduction to the Final Securitization Population, the population on which a Black Knight Lien Alert was obtained was reduced to 819 HECMs. There were no critical exceptions related to lien position on these 819 HECMs.

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